Unaudited Condensed Consolidated Statements of Financial Position (Parenthetical) - € / shares	Jun. 30, 2021	Dec. 31, 2020
Statement of financial position [abstract]
Nominal value (euro per share)	€ 0.02	€ 0.02
Shares issued (in shares)	149,475,334	133,934,090
Shares outstanding (in shares)	149,475,334	133,934,090